Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	As of December 31,
	2023	2024
Cost:
Acquired user data	127,133	127,133
Acquired right to operate an online audio/video platform including content deferred tax liabilities impact	96,130	96,130
Computer software	12,290	12,290
Developed technology	9,000	9,000
Total cost	244,553	244,553
Less: Accumulated amortization	(194,209)	(205,646)
Intangible assets, net	50,344	38,907

Summary of Amortization Expense

Amortization expense for intangible assets For the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022	2023	2024
Cost of revenues	9,613	9,613	9,613
Research and development expenses	900	1,800	900
Sales and marketing expenses	88,287	-	-
General and administrative expenses	3,821	892	924
Total	102,621	12,305	11,437

Summary of Future Intangible Asset Amortization	Future intangible asset amortization as of December 31, 2024 is as follows:
Year ended December 31,	Amortization Expense
2025	11,437
2026	9,787
2027	9,637
2028	8,036
Thereafter	10
Total	38,907